Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (4,073,315)	$ (1,580,285)	$ (3,004,159)
Add items not involving cash:
Accretion and accrued dividends	141,350	68,486	33,289
Accretion on CEBA loan	5,528	0	0
Accretion on royalty payable	732,069	0	0
Amortization of contract asset	35,372	35,374	35,374
Accretion of put liability	219,236	176,085	141,427
Government grant income	0	(31,273)	0
Revenue from contract liability	(353,738)	(353,735)	(353,735)
Loss on re-measurement of derivative liability	662,108	0	0
Depreciation	1,148	1,574	2,168
Gain on debt settlement	(31,137)	(800)	(107,395)
Stock-based compensation	471,756	3,397	26,275
Changes in non-cash working capital balances:
Sales taxes recoverable	2,376	(11,719)	32,980
Prepaid expenses and deposits	(22,903)	58,210	382,071
Accounts payable and accrued liabilities	(300,890)	858,207	29,865
Deferred government grant	(2,819)	11,273	0
Net cash used in operating activities	(2,513,859)	(765,206)	(2,781,840)
Investing activities
Redemption (Purchase) of guaranteed investment certificate	0	11,500	(28,750)
Net cash provided by (used in) investing activities	0	11,500	(28,750)
Financing activities
Gross proceeds from Mainpointe Investment	2,698,884	0	0
Proceeds from exercise of share purchase warrants	1,800	0	0
CEBA loan	0	60,000	0
Gross proceeds on issuance of common shares	0	656,840	0
Promissory note issued	0	47,299	0
Issuance of preference shares net of issuance costs	0	0	415,998
Net cash provided by financing activities	2,700,684	764,139	415,998
Increase (Decrease) in cash and cash equivalents during the year	186,825	10,434	(2,394,592)
Cash and cash equivalents, beginning of the year	34,363	23,929	2,418,521
Cash and cash equivalents, end of the year	$ 221,188	$ 34,363	$ 23,929